DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 9 - DEPOSITS

Deposits at December 31 consist of the following:

	2012	2011
Noninterest-bearing demand	$102,319,581	$81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579

Total deposits	$820,230,288	$827,253,201

The aggregate amount of certificates of deposit in denominations of $100,000 or more at December 31, 2012, and 2011 was $206,405,092 and $236,622,465, respectively. The aggregate amount of certificates of deposit in denominations of $250,000 or more at December 31, 2012, and 2011 was $70,789,975 and $81,816,504, respectively.

At December 31, 2012, the scheduled contractual maturities of certificates of deposit are as follows:

2013	$242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
$405,454,003